TAXES ON INCOME (Narrative) (Details)	12 Months Ended							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Kubatronik [Member] USD ($)	Dec. 31, 2014 Kubatronik [Member] EUR (€)	Dec. 31, 2014 Kubatronik [Member] Municipal [Member] USD ($)	Dec. 31, 2014 Kubatronik [Member] Municipal [Member] EUR (€)	Dec. 31, 2014 Zone C [Member]	Dec. 31, 2014 Maximum [Member]
Tax exemption period on undistributed income, years								2 years
Reduced corporate tax rate if foreign investment ownership threshold is reached or exceeded									20.00%
Reduced corporate tax rate in current and next fiscal year	15.00%
Reduced corporate tax rate in current and next fiscal year if located in certain development zone	10.00%
Reduced corporate tax rate in fiscal years two and three after current year	12.50%
Reduced corporate tax rate in fiscal years two and three after current year if located in certain development zone	7.00%
Reduced corporate tax rate in fiscal years four and thereafter after current year	12.00%
Reduced corporate tax rate in fiscal years four and thereafter after current year if located in certain development zone	6.00%
Withholding tax on dividends distributed out of income for Preferred Enterprises	15.00%
Tax loss carryforwards	$ 14,100,000			$ 1,800,000	€ 1,500,000	$ 1,800,000	€ 1,500,000
Capital losses	4,200,000
Income tax expense (benefit)	1,634,000	(2,975,000)	52,000
Valuation allowance for deferred tax assets	3,319,000	1,595,000
Net change in deferred tax asset valuation allowance	(1,724,000)	2,540,000	(1,095,000)
Deferred tax assets utilized		299,000	1,100,000
Net earnings per share amounts of the benefit resulting from the Approved and Preferred Enterprises	$ 0.01	$ 0.01	$ 0.02
Tax credit carryforward	$ 869,000	$ 952,000